Commitment and Contingency - Additional Information (Details)				6 Months Ended		12 Months Ended
	Feb. 09, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jan. 24, 2019 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 KRW (₩)	Jun. 28, 2024 USD ($)	Dec. 29, 2023 USD ($)	Nov. 02, 2023 USD ($)	Nov. 02, 2023 KRW (₩)	Jun. 02, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Consideration received		$ 301,654
G-SMATT Global Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Lease deposit liability				$ 1,447,817						₩ 2,000,000,000
Lease deposit liability, amount obliged to return				217,173						₩ 300,000,000			$ 231,744	₩ 300,000,000
Trinit Co. Ltd. [member]
Disclosure of contingent liabilities [line items]
Security deposit for contingent claims			$ 3,924,979			$ 4,205,000
Contingent claim, portion of the deposit amount						161,141									$ 150,410
Interest rate calculated up to July 2, 2021															5.00%
Additional interest															12.00%
SANGSANGIN Bank [member]
Disclosure of contingent liabilities [line items]
Lease deposit liability													$ 1,544,962	₩ 2,000,000,000
Loss contingency				217,173	₩ 300,000,000	231,744	₩ 300,000,000
Biox [member]
Disclosure of contingent liabilities [line items]
Consideration received	$ 200,000
Consideration receivable								$ 2,386,469	$ 1,447,817			$ 4,100,000
Allowance for doubtful accounts				$ 3,834,286		$ 4,091,557
Biox [member] | Scenario forecast [member]
Disclosure of contingent liabilities [line items]
Consideration receivable								$ 2,550,000	$ 770,000		$ 770,000